Sales and advertising expense (Tables)	6 Months Ended
Jun. 30, 2024
Sales and advertising expense
Schedule of sales and advertisement expenses
Sales and advertising expense is comprised of the following:

	For the three months ended June 30		For the six months ended June 30
In thousands of USD	2023	2024	2023	2024
Staff costs	1,830	1,359	3,760	2,887
Advertising campaigns	3,217	2,659	6,211	4,473
Selling expenses	425	405	840	805
Sales and advertising expense	5,472	4,423	10,811	8,165